Financial risk management - Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 635,883,853	₩ 610,463,673
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	444,195,263	435,645,332
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,099,247	20,581,854
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	177,454,344	178,488,924
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	21,981,065	15,534,834
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	202,763,657	193,664,558
Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	26,896,950	27,375,162
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,789,305	2,415,295
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	238,740	135,214
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,550,565	2,280,081
Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	65,575,798	55,235,273
Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	88,637,000	83,796,575
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	35,686,487	33,371,198
Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	18,374,287	18,226,546
Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	212,078,870	205,488,825
Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	230,453,157	223,715,371
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	568,541,737	544,201,421
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	393,212,762	383,098,073
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,077,652	6,367,727
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	164,718,020	166,730,407
Korea | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,922,312	11,305,005
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	178,948,161	171,628,946
Korea | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	26,546,617	27,065,988
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,258,330	1,620,074
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	207,997	109,098
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,050,333	1,510,976
Korea | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	61,136,722	51,579,115
Korea | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	79,391,621	76,225,925
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	33,542,302	31,678,234
Korea | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	16,993,719	16,426,498
Korea | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	200,907,271	194,470,275
Korea | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	217,900,990	210,896,773
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,615,954	13,677,454
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,988,142	7,315,808
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,063,531	2,290,765
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	414,632	403,445
USA | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	455,682	915,306
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,042,958	3,695,275
USA | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,339	11,017
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	285,425	311,223
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	30,743	26,116
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	254,682	285,107
USA | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,439,313	2,017,278
USA | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,699,809	3,832,670
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	203,265	200,475
USA | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	155,883	118,951
USA | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,465,839	1,312,830
USA | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,621,722	1,431,781
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,520,499	1,753,200
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	861,015	1,225,040
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	307,509	765,152
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,927	8,199
England | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	545,109	451,261
England | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	468	428
England | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		82,172
England | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		82,172
England | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	379,357	252,390
England | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	280,127	193,598
England | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,607	23,481
England | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	226,423	317,335
England | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	234,030	340,816
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	13,443,166	12,435,390
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,317,127	11,796,324
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	371,901	879,022
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,682,914	4,357,325
Japan | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,360,853	1,404,163
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,899,157	5,153,523
Japan | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,302	2,291
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,439	17,829
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,439	17,829
Japan | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	100,113	58,344
Japan | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	445,201	348,240
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	565,286	214,653
Japan | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	55,086	47,805
Japan | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	461,892	550,116
Japan | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	516,978	597,921
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,431,385	1,268,999
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,331,300	1,211,324
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	946,100	675,370
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,189	3,716
Germany | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	222,960	426,747
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	159,768	105,205
Germany | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	283	286
Germany | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	32,370
Germany | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	32,370
Germany | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	29,247	23,610
Germany | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	38,468	34,065
Germany | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,639	44,203
Germany | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	93,295	42,230
Germany | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	108,934	86,433
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	10,167,184	9,638,877
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	9,450,572	8,787,509
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,577,823	1,793,330
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,629,576	3,183,424
Vietnam | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	304,743	345,843
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,663,408	3,228,817
Vietnam | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	275,022	236,095
Vietnam | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,066	31,952
Vietnam | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	51,473	92,940
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	654,073	726,476
Vietnam | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	197,031	329,904
Vietnam | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,972,723	1,816,773
Vietnam | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,169,754	2,146,677
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,216,044	9,904,339
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,372,393	9,066,611
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,610,517	3,861,678
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,883,206	2,030,305
China | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	341,837	441,551
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,497,698	2,694,661
China | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	39,135	38,416
China | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	25,267	16,469
China | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	707,921	710,375
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	110,463	110,884
China | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	595,236	1,015,543
China | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,315,614	2,548,483
China | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,910,850	3,564,026
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,947,884	17,583,993
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,661,952	13,144,643
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,144,214	3,948,810
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,115,880	1,772,103
Other country | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,372,676	696,219
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,007,398	6,706,870
Other country | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	21,784	20,641
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	197,741	383,997
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	197,741	383,997
Other country | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,454,713	1,256,115
Other country | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,022,380	2,358,762
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	611,098	440,476
Other country | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	354,086	220,161
Other country | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,635,813	4,430,783
Other country | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 4,989,899	₩ 4,650,944